                                         NEW YORK LIFE INSURANCE COMPANY
                                         51 Madison Avenue
                                         New York, NY 10010
                                         Bus: 212-576-7558
                                         Fax: 212-576-8339
                                         E-Mail:charles_a_whites@newyorklife.com
                                         www.newyorklife.com

                                         CHARLES A. WHITES, JR.
                                         Assistant General Counsel

VIA EDGAR

May 4, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account - III
     File Nos. 333-30706 and 811-08904

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 15, 2009 as part of the Registrant's most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 15, 2009.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,


/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.